Collection Period Ended 28-Feb-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
25,130,742.01 0.639165
0.00 1.000000
0.00 1.000000
25,130,742.01
Interest & Principal
Payment
0.00
25,227,427.83
502,916.67
120,945.67
25,851,290.17
720,548.16
502,916.67
Total
0.00
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000%
per $1000 Face Amount
1.183333
0.000000
Class A-2 Notes 0.700000% 96,685.82 0.439481 114.670127
Class A-1 Notes 0.309120%
Current Overcollateralization Amount 93,815,492.35 12.90%
0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 93,815,492.35 12.90%
Yield Supplement Overcollateralization Amount 54,176,014.97 35,825,381.16 34,205,795.77
Pool Balance
1,150,006,889.88
791,930,006.13
761,457,674.46
Overcollateralization 103,010,874.91 97,537,496.62 93,815,492.35
Adjusted Pool Balance 1,095,830,874.91 756,104,624.97 727,251,878.69
0.000000
Total Note Balance
992,820,000.00
658,567,128.35
633,436,386.34
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
114.230646
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes 220,000,000.00 165,747,128.35 140,616,386.34
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Distribution Date 15-Mar-2011
28
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Feb-2011 15-Mar-2011 30/360 Days 30
15-Feb-2011 15-Mar-2011
Collection Period (from... to) 1-Feb-2011 28-Feb-2011
Determination Date 11-Mar-2011
Record Date 14-Mar-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 10
Aggregate Principal Distributable Amount
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
Priority Principal Distributable Amount 0.00 0.00 0.00
25,130,742.01 25,130,742.01 0.00
Regular Principal Distributable Amount 25,130,742.01 25,130,742.01
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 720,548.16 720,548.16 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 96,685.82 96,685.82 0.00
Total Trustee Fee 0.00 0.00 0.00
Monthly Interest Distributable Amount 720,548.16 720,548.16 0.00
Due Paid Shortfall
Total Servicing Fee 659,941.67 659,941.67 0.00
Total Distribution
32,960,821.27
Distribution Detail
Available Funds
32,960,821.27
(9) Excess Collections to Certificateholders 6,449,589.43
Available Collections
32,960,821.27 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 229.64 (6) Regular Principal Distributable Amount 25,130,742.01
Recoveries 219,908.72 (3) Interest Distributable Amount Class A Notes 720,548.16
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Interest Collections 2,560,406.43 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 16,264.21 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Available Funds
Distributions
Principal Collections 30,164,012.27 (1) Total Servicing Fee 659,941.67
31-60 Days Delinquent
Total 761,457,674.46 32,274 100.00%
61-90 Days Delinquent 805,349.56 29 0.11%
91-120 Days Delinquent 517,067.43 17 0.07%
Percentage
Current
2,947,053.89 110 0.39%
757,188,203.58 32,118 99.44%
Weighted Average Seasoning (months) 11.89 22.06
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06% 4.02%
Weighted Average Number of Remaining Payments 50.23 40.87
Principal Gross Losses 308,319.40
Pool Balance end of Collection Period 761,457,674.46
Pool Factor 66.21%
Pool Balance beginning of Collection Period 791,930,006.13 32,820
Principal Collections 20,312,575.66
32,274
Principal Collections attributable to Full Pay-offs 9,851,436.61
Principal Purchase Amounts 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 17.54
Net Investment Earnings on the Collection Account 212.10
Investment Earnings for the Collection Period 229.64
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 17.54 minus Net Investment Earnings 17.54
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.210%
Principal Net Losses 74,122.19
Cumulative Principal Net Losses 2,415,296.50
Principal Gross Losses 308,319.40
Principal Net Liquidation Proceeds 16,827.73
Principal Recoveries 217,369.48
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current